(9) Restricted Stock	12 Months Ended
Dec. 31, 2012
Notes
(9) Restricted Stock

(9)           Restricted Stock

On May 11, 2011, we amended the Sodexo Agreement (the “May 2011 Amendment”).  Pursuant to the Sodexo Agreement, as amended by the May 2011 Amendment, Sodexo provided additional sales and marketing resources and expanded the marketing effort directed towards existing or potential Sodexo hospital clients.  The term of the Sodexo Agreement was extended to December 31, 2014.  Upon signing the May 2011 Amendment, we granted 200,000 shares of restricted stock to Sodexo.  These shares vest as follows:  66,667 immediately, 66,667 on May 11, 2013 and 66,666 on May 11, 2014.  The immediately vested shares resulted in a charge to marketing expense of $54,667 in 2011.  The cost of the remaining shares are recognized over the vesting periods using the current market price of the stock at each periodic reporting date.  On April 18, 2012, we granted 23,437 shares to Sodexo as a result of a new sale.  These shares vest as follows:  7,812 on April 18, 2013, 7,812 on April 18, 2014 and 7,813 on April 18, 2015. On July 1, 2012, we granted another 31,765 shares to Sodexo as a result of another new sale.  These shares vest as follows:  10,588 on July 1, 2013, 10,588 on July 1, 2014 and 10,588 on July 1, 2015.  For the year ended December 31, 2012, the cost recognized for these shares totaled $106,413.  Under the Sodexo Agreement, as amended by the May 2011 Amendment, Sodexo also receives a quarterly commission based on actual revenues derived from these new accounts over the initial term of the contract along with an annual marketing fee based on  total revenues received by us, excluding for certain existing accounts.  For the year ended December 31, 2012, these fees totaled $158,793.  In October 2012 we again amended the Sodexo Agreement and eliminated the additional sales and marketing resources that we added under the May 2011 Amendment (such amendment referred to herein as the “October 2012 Amendment”).  Under the new terms we will no longer pay the annual marketing fee, but continue to pay to Sodexo a quarterly commission based on actual revenues received by us from certain existing customers and any new customers Sodexo brings to us and signs an agreement for services by August 3, 2013. Further, the October 2012 Amendment stipulates that we provide 133,333 shares of our common stock to Sodexo instead of paying cash of $97,087 due to Sodexo for unpaid marketing fees pursuant to the May 2011 Amendment.

In January 2011, we entered into an independent contractor services agreement with a sales channel partner to provide us marketing services.  In March 2012, this sales channel partner became fully vested in a grant of 85,526 shares of restricted stock provided for in the agreement.  The cost recognized for the 85,526 shares of restricted stock was $102,631.